Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 137,000	$ 259,205	$ 1,087,497
Accounts receivable, net of allowance for credit losses of $41,341 and $24,210, respectively	668,000	709,203	936,321
Prepaid expenses and other current assets	855,000	445,089	643,674
Total current assets	1,660,000	1,413,497	2,667,492
Property and equipment, net		8,246	3,539
Intangible assets, net	7,737,000	8,027,391	3,883,853
Goodwill	21,992,000	21,991,721	18,972,475
Operating lease right-of-use assets	49,000	55,871	72,565
Deferred offering costs	32,000	121,788
Other assets	4,000	4,000	11,154
Total assets	31,474,000	31,631,000
Current liabilities:
Accounts payable	2,971,000	2,494,451	7,782,746
Accrued expenses and other current liabilities	4,068,000	4,353,943	3,891,018
Convertible notes, carried at fair value	1,890,000	1,856,000
Notes payable, carried at fair value	2,258,000	2,591,310	3,575,000
Private placement warrant liability	1,250,000	295,603
Financial instruments – related party	13,000
Earnout liability	500,000	990,673	14,850
Due to related party			167,118
Deferred revenue	3,547,000	3,642,000
Operating lease liabilities, current	30,000	22,823	22,731
Total current liabilities	22,215,000	22,370,000
Deferred revenue, non-current	117,000	93,726	117,643
Deferred tax liability	1,026,000	1,078,055	10,115
Operating lease liabilities, non-current	19,000	33,922	49,974
Total liabilities	23,377,000	23,576,000
Commitments and contingencies (Note 15)
Stockholders’ equity (deficit):
Common stock value
Preferred stock, value
Additional paid-in capital	117,346,000	108,912,113	75,515,907
Accumulated other comprehensive (loss) income	(60,000)	(85,377)
Accumulated deficit	(109,189,000)	(100,772,000)
Stockholders’ equity	8,097,000	8,055,000	(2,764,000)
Total liabilities and stockholders’ equity	31,474,000	31,631,000
Total assets		31,631,514	25,674,078
Deferred revenue		3,642,527	3,934,627
Total current liabilities		22,370,810	28,260,148
Total liabilities		23,576,513	28,437,880
Common stock		53	4
Accumulated deficit		(100,771,787)	(78,279,713)
Stockholders’ equity (deficit)		8,055,001	(2,763,802)
Total liabilities and stockholders’ equity (deficit)		31,631,514	25,674,078
Related Party [Member]
Current assets:
Bifurcated embedded derivative asset – related party		9,000	63,000
Current liabilities:
Convertible notes	5,117,000	4,922,601	8,639,701
Warrant liability
Stockholders’ equity (deficit):
Warrant liability			2,300
Yorkville [Member]
Current liabilities:
Convertible notes	571,000	1,200,000
Stockholders’ equity (deficit):
Convertible notes (Yorkville)		1,200,501
Nonrelated Party [Member]
Current liabilities:
Convertible notes			215,057
Warrant liability
Stockholders’ equity (deficit):
Warrant liability		$ 378	$ 15,000